PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E are depreciated on a straight line basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Oil and gas related equipment	Up to 10 years

(US$ MILLIONS)	Land	Building	Machinery and Equipment	Oil and Gas Properties	Mineral Property Assets	Others	Total Assets
Gross Carrying Amount
Balance at January 1, 2016	$102	$223	$941	$1,362	$250	$81	$2,959
Additions (cash and non-cash)	—	2	73	15	34	10	134
Disposals (cash and non-cash)	—	(1)	(19)	(87)	(1)	(5)	(113)
Acquisitions through business combinations (1)	—	—	—	—	—	—	—
Transfers and assets reclassified as held for sale (4)	(20)	(65)	(81)	—	—	(31)	(197)
Net foreign currency exchange differences	7	4	3	43	7	2	66
Balance at December 31, 2016	$89	$163	$917	$1,333	$290	$57	$2,849
Additions (cash and non-cash)	—	24	105	19	29	18	195
Disposals (cash and non-cash)	—	—	(22)	(251)	—	(2)	(275)
Acquisitions through business combinations (1)	21	211	245	—	—	26	503
Transfers and assets reclassified as held for sale (4)	(12)	(3)	7	—	(7)	(1)	(16)
Net foreign currency exchange differences	5	2	58	80	23	1	169
Balances at December 31, 2017	$103	$397	$1,310	$1,181	$335	$99	$3,425
Accumulated Depreciation and Impairment
Balance at January 1, 2016	$—	$(37)	$(184)	$(323)	$(9)	$(42)	(595)
Depreciation/depletion/impairment expense	—	(9)	(90)	(94)	(13)	(10)	(216)
Disposals	—	—	10	—	—	4	14
Transfers and assets reclassified as held for sale (4)	—	17	17	—	—	25	59
Net foreign currency exchange differences	—	—	(6)	(8)	—	(1)	(15)
Balances at December 31, 2016 (2) (3)	$—	$(29)	$(253)	$(425)	$(22)	$(24)	$(753)
Depreciation/depletion/impairment expense	—	(15)	(106)	—	(17)	(13)	(151)
Disposals	—	—	16	35	—	1	52
Transfers and assets reclassified as held for sale (4)	—	—	(4)	—	5	—	1
Net foreign currency exchange differences	—	—	(17)	(24)	(2)	(1)	(44)
Balances at December 31, 2017 (2) (3)	$—	$(44)	$(364)	$(414)	$(36)	$(37)	$(895)
Net book value
December 31, 2016	$89	$134	$664	$908	$268	$33	$2,096
December 31, 2017	$103	$353	$946	$767	$299	$62	$2,530
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(1)	See Note 3 for additional information.

(2)	Includes accumulated impairment losses of $6 million (2016: $6 million) for machinery and equipment and $57 million (2016: $86 million) for oil and gas properties.

(3)	As at December 31, 2017 a total of $745 million (2016: $925 million) of future development costs were included in the depletion calculation.

(4)	See Note 8 for additional information.